REPORTABLE BUSINESS SEGMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Operating segments:
Sales	$ 540,067	$ 658,521	$ 1,782,803	$ 2,097,126
Cost of goods sold	359,622	446,552	1,112,510	1,748,281
Gross margin	180,445	211,969	670,293	348,845
Depreciation and amortization	5,346	7,199	18,462	28,817
Depreciation and amortization, including adjustments			18,298	27,163
Administrative expenses	30,408	39,616	112,507	121,885
Selling and marketing expenses	42,269	51,270	137,140	167,253
Selling and marketing expense, including adjustments		51,270
Other operating expenses	4,893	21,679	32,617	77,322
Segment profit (loss) for the period	97,529	92,205	369,731	(44,778)
Finance costs	(17,677)	(28,178)	(69,274)	(80,175)
Restructuring costs			(7,118)
Gain on Recapitalization transaction, net	1,026		51,367
Unrealized gain (loss) of derivative instruments and other (facing financial)	(71,558)	36,990	(79,177)	(139,547)
Realized gain (loss) of derivative instruments	(56,905)	(78,220)	(276,808)	78,348
Other income (expense), net	(1,431)	1,649	(4,488)	29,734
Provision for income taxes	3,311	3,845	4,618	3,604
Profit (loss) for the period from continuing operations	(52,327)	20,601	(20,385)	(160,022)
Gain (Loss) from discontinued operations	4,788	6,293	630	(8,705)
Profit (loss) for the period as reported, attributable to shareholders	(47,539)	26,894	(19,755)	(168,727)
Capital expenditures	3,299	2,916	7,972	12,722
Provision for income taxes	(3,311)	(3,845)	(4,618)	(3,604)
Other income (expense), net	(1,431)	1,649	(4,488)	29,734
Total goodwill	264,651	323,135	264,651	323,135	$ 272,692
Total assets	1,069,042	1,294,205	1,069,042	1,294,205
Total liabilities	1,284,885	1,559,955	1,284,885	1,559,955
Profit (Loss) for the period.	(47,539)	26,894	(19,755)	(168,727)
Operating segments | Consumer
Operating segments:
Sales	324,002	390,757	1,098,701	1,274,964
Cost of goods sold	197,612	254,129	632,465	987,042
Gross margin	126,390	136,628	466,236	287,922
Depreciation and amortization	4,470	6,441
Depreciation and amortization, including adjustments			15,608	24,955
Administrative expenses	8,860	8,241	27,760	28,765
Selling and marketing expenses	25,538		82,760	108,755
Selling and marketing expense, including adjustments		32,377
Other operating expenses	3,699	19,717	24,767	72,070
Segment profit (loss) for the period	83,823	69,852	315,341	53,377
Capital expenditures	2,947	2,290	7,163	11,546
Total goodwill	167,997	164,799	167,997	164,799
Total assets	875,850	884,560	875,850	884,560
Total liabilities	1,247,896	1,349,179	1,247,896	1,349,179
Operating segments | Commercial
Operating segments:
Sales	216,065	267,764	684,102	822,162
Cost of goods sold	162,010	192,423	480,045	761,239
Gross margin	54,055	75,341	204,057	60,923
Depreciation and amortization	876	758
Depreciation and amortization, including adjustments			2,690	2,208
Administrative expenses	4,199	5,061	14,796	17,740
Selling and marketing expenses	16,731		54,380	58,498
Selling and marketing expense, including adjustments		18,893
Other operating expenses	1,194	1,962	7,850	5,252
Segment profit (loss) for the period	31,055	48,667	124,341	(22,775)
Capital expenditures	352	626	809	1,176
Total goodwill	96,654	158,336	96,654	158,336
Total assets	193,192	409,645	193,192	409,645
Total liabilities	36,989	210,776	36,989	210,776
Elimination of intersegment amounts
Operating segments:
Administrative expenses	17,349	(26,314)	69,951	(75,380)
Segment profit (loss) for the period	$ 17,349	$ (26,314)	$ (69,951)	$ (75,380)